UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09277
                                   --------

                           VIKING MUTUAL FUNDS
                           -------------------
              (Exact name of registrant as specified in charter)

                    116 1st St SW Suite C, MINOT, ND 58701
             (Address of principal executive offices)   (Zip code)

         Shannon D. Radke, 116 1st St SW Suite C, MINOT, ND 58701
         -----------------------------------------------------
                    (Name and address of agent for service)

      Registrants telephone number, including area code: (701) 852-1264
                                                          --------------

Date of fiscal year end: 12/31
                         ----

Date of reporting period: 12/31/08
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

SHAREHOLDER LETTER

Dear Fellow Shareholder:

It is a pleasure to bring you the Viking Mutual Funds Annual Report for the year ended December 31, 2008.

Economic growth slowed to a near standstill in the first three months of 2008 as the economy was hit by a series of blows including the credit crunch, a prolonged housing slump, rising unemployment and surging energy prices. In addition, there was a significant decline in the wealth effect; not only were housing values going down but the stock market continued to decline.
With the combination of the declining wealth effect and slowing labor market, consumer confidence plunged to the lowest level since 1991. The Federal Reserve slashed the federal funds rate by 200 basis points in the first quarter to 2.25%, moving aggressively to contain a credit crisis threatening to push the country into recession. The path of the U.S economy in the second quarter remained the same with sub-par growth. In many respects it decelerated further, especially after excluding the temporary boost to GDP arising from the one-time payout of $100+ billion in tax rebates. High energy costs taxed growth. In fact, one published estimate calculated that the rise in oil prices offset the tax rebates. The labor market continued to weaken and asset values continued to decline with housing prices and the stock market sliding further. These factors contributed to the lowest consumer sentiment number in 30 years. The Fed again lowered rates in April, this time by a modest quarter percentage point. The Feds action took the federal funds rate to 2 percent, the lowest since December, 2004.
In addition to rate cuts, the Fed took a number of emergency steps to ease credit strains that threatened to make the economys ills worse, pumping billions of dollars into markets to keep them from choking on mortgage-related bets. Factors contributing to the economic slowdown worsened in the third quarter. The labor market contracted at a faster pace, asset values continued to decline meaningfully with home prices dropping over 16% year-over-year and stock prices moving lower as well. These factors obviously affected consumer confidence and consumer spending which accounts for two-thirds of GDP.
Additionally, the credit crisis exacerbated the situation as consumer credit became more difficult to obtain. If this were not enough, all major economies experienced a significant slowdown, precipitated by constrained credit availability. The beginning of the fourth quarter brought a rare coordinated move as the Federal Reserve and other major central banks from around the world slashed interest rates to prevent a mushrooming financial crisis from becoming a global economic meltdown.
The Fed reduced its key rate from 2 percent to 1.5 percent as the pace of economic activity had slowed markedly and the intensification of financial market turmoil was likely to exert additional restraint on spending, partly by further reducing the ability of households and businesses to obtain credit. The Fed again cut the funds rate by a half-point in late October stating that downside risks to growth remain. In December, the Fed pulled out all the stops in its campaign of unprecedented actions to arrest the worst financial crisis since the Great Depression, slashing interest rates to a range of zero to 0.25% and promising to try an array of new economic measures to stimulate spending. The Federal Reserve will employ all available tools to promote the resumption of sustainable economic growth, the central bank pledged in its policy statement. However, as 2008 drew to a close, the economic environment remained troublesome as economic data will continue to be negative for sometime, perhaps into the second half of 2009, and possibly longer. The massive deleveraging process that began with the difficulties at two Bear Stearns hedge funds in the spring of 2007 continues at an accelerating pace.

Declining home prices, credit market concerns, massive write downs and concerns about companies such as Countrywide, Fannie Mae, Ambac and Bear
Stearns, among many others, held the markets in a state of near panic for much of the first quarter.  For the quarter, the S&P ended down 9.45%, while the Russell 1000 Value declined 8.72% and the Russell 2000 Value fell
6.52%.  Most major domestic market indices sold off sharply in June, with the blue-chip Dow Jones Industrial Average turning in its worst June performance since 1930.  Rapidly rising oil prices, more woes for financial firms, and the ongoing fallout from declining housing prices all weighed on investor sentiment and contributed to a challenging second quarter for equity investors.
For the quarter, the S&P lost 2.73%, the Russell 1000 Value declined 5.31% and the Russell 2000 Value Index fell 3.55%.  As the third quarter of 2008 unfolded, the already-weak environment for global equity and credit markets worsened.
Domestic large-cap stocks as measured by the Russell 1000 Value index were down
6.11% while the S&P 500 was down 9.00%.  The headlines accompanying these results were, if anything, even more disturbing.  Lehman Brothers declared bankruptcy.  Fannie Mae, Freddie Mac, AIG and Washington Mutual all failed and/or were rescued.  Merrill Lynch and Wachovia agreed to shotgun marriages and concerned about their ability to raise capital, both Goldman Sachs and
Morgan Stanley became commercial banks.  Despite all this turmoil, the small-cap market held up relatively well.  The Russell 2000 Value Index generated a positive return of 4.96% in the quarter.  This was partially due to the absence of highly leveraged brokerage companies in the small-cap segment, a group that did dramatically worse than most others.  To call the fourth quarter of 2008 memorable is clearly an understatement.  The markets started the quarter on shaky legs and it didnt take long for those legs to give out.  Fear was decisively in charge and clearly has continued to drive the performance of stocks.  For the final three months of 2008, the S&P 500 fell 24.89% and in
October it recorded its most volatile month in its 80 year history.  The Russell
1000 Value declined 22.18% while the Russell 2000 Value lost 24.89%.  The statistics for the year tell a similar tale.  Large-cap value stocks declined
36.85%, and small-cap value stocks declined 28.92%, as represented by the Russell
1000 Value and 2000 Value, respectively.  On a historical basis, 2008 was the worst year for equity performance since the Great Depression as the Dow slumped nearly
34% and the S&P 500 lost more than 38%.  More than $5 trillion in wealth vanished out of the S&P alone.

In the first quarter of 2008, for the third quarter in a row, the same trends persisted in the municipal bond market with wider credit spreads or a continuing flight-to-quality and a steepening of the yield curve with short-term rates declining while longer rates rose.  The February collapse of the market for auction-rate securities a type of short term debt treated by investors as a cash equivalent and issued by municipalities looking to lower costs forced some municipal issuers to borrow at rates of 20%.  This market fell apart after the bank underwriters refused to play their traditional roles in auctions because their books had been roiled by subprime mortgages.  Municipal bonds have also been affected by the spillover of the sub-prime crisis to the financial guarantor industry.  Bond insurers originally offered insurance mainly to municipalities, but in recent years expanded their operations to insure riskier, more profitable instruments, like bonds backed by pools of mortgages mainly sub prime loans given to customers with a poor credit history.
Due to the rapid deterioration and lack of transparency in the market, the ratings agencies began to review the risk in these investments and as a result, the bond insurers AAA ratings.  Thus, despite the reductions in the fed funds rate in the first quarter due to the economic slowdown, intermediate to long-term muni prices fell with yields rising.  Many of the trends that were prevalent in the prior quarters reversed in the second quarter.  Risk appetites increased as investors unwound, at least to some degree, the flight-to-quality trade and the yield curve flattened.
The financial strength ratings were cut on bond insurers MBIA and Ambac due to their sub-prime exposure.  And although there remains ongoing credit concerns of these and other financial guarantors, the credit quality of many underlying municipal issuers tends to be strong.  For the quarter, intermediate to long term muni bond prices were mixed, but generally lower.  Municipals sold off further in the third quarter with the bankruptcy of Lehman and a deteriorating economic outlook spurring a massive flight to U.S Treasury Securities.  This resulted in wider credit spreads, a steeper yield curve, and thinner secondary market liquidity.  The fourth quarter for munis was more of the same and brought to a close the worst year for municipal bonds in the past two decades.
The municipal bond market faced a string of problems this year, many of which had nothing to do with the ability of the state or local governments to pay principal and interest on their bonds.  All the havoc sent yields on municipals well above Treasurys of the same maturity.  Thats highly unusual because debt sold by municipalities is exempt from federal taxes and most state and local taxes to make it cheaper to fund public projects.

In this type of market environment, it is highly important to seek the help of a professional when investing. Making the right decisions in these markets can be very difficult and an experienced investment professional can address your concerns about the market and provide the guidance needed to help you diversify your investments and stay focused on the long term.

Fund reports containing a discussion of individual Fund performance as well as the Funds portfolios and financial statements are presented within for your review.

We thank you for your confidence in Viking Mutual Funds.  Our interests are closely aligned with those of our shareholders because our money is invested alongside their own.  As always we will do our best to make sure your
experience as a shareholder is a rewarding one.


Sincerely,


/s/Shannon D. Radke

Shannon D. Radke
President
Viking Mutual Funds

VIKING TAX-FREE FUND FOR MONTANA



By: Shannon D. Radke,
       President/Portfolio Manager

Viking Tax-Free Fund for Montana provided a total return of -4.66%
(at net asset value with distributions reinvested) for the year ended December 31, 2008.

In the first quarter of 2008, for the third quarter in a row, the same trends persisted in the municipal bond market with wider credit spreads or a continuing flight-to-quality and a steepening of the yield curve with short-term rates declining while longer rates rose. The February collapse of the market for auction-rate securities a type of short term debt treated by investors as a cash equivalent and issued by municipalities looking to lower costs forced some municipal issuers to borrow at rates of 20%. This market fell apart after the bank underwriters refused to play their traditional roles in auctions because their books had been roiled by subprime mortgages.
Municipal bonds have also been affected by the spillover of the sub prime crisis to the financial guarantor industry. Bond insurers originally offered insurance mainly to municipalities, but in recent years expanded their operations to insure riskier, more profitable instruments, like bonds backed by pools of mortgages mainly sub prime loans given to customers with a poor credit history. Due to the rapid deterioration and lack of transparency in the market, the ratings agencies began to review the risk in these investments and as a result, the bond insurers
AAA ratings. Thus, despite the reductions in the fed funds rate in the first quarter due to the economic slowdown, intermediate to long term muni prices fell with yields rising. As a result, the Funds share price fell moderately. Many of the trends that were prevalent in the prior quarters reversed in the second quarter.
Risk appetites increased as investors unwound, at least to some degree, the flight-to-quality trade and the yield curve flattened. The financial strength ratings were cut on bond insurers MBIA and Ambac due to their sub prime exposure. And although there remains ongoing credit concerns of these and other financial guarantors, the credit quality of many underlying municipal issuers tends to be strong. For the quarter, intermediate to long term muni bond prices were mixed, but generally lower with rates rising, causing the Funds share price to decline slightly. Municipals sold off further in the third quarter with the bankruptcy of Lehman and a deteriorating economic outlook spurring a massive flight to U.S Treasury Securities. This resulted in wider credit spreads, a steeper yield curve, thinner secondary market liquidity and a significant reduction in the Funds share price.
The fourth quarter for munis and the Funds share price was more of the same and brought to a close the worst year for municipal bonds in the past two decades. The municipal bond market faced a string of problems this year, many of which had nothing to do with the ability of the state or local governments to pay principal and interest on their bonds. All the havoc sent yields on municipals well above Treasurys of the same maturity. Thats highly unusual because debt sold by municipalities is exempt from federal taxes and most state and local taxes to make it cheaper to fund public projects.

Despite the continued scarcity of Montana municipal bonds throughout the period, the Fund was able to obtain an adequate supply of investment grade bonds of various maturities. Average credit quality was A+.
Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among investment grade issues of varying maturities. The highest level of current income that is exempt from Federal and Montana income taxes and is consistent with preservation of capital remains the investment objective of the Fund.



VIKING TAX-FREE FUND FOR MONTANA

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2008 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for Montana vs. the Barclays Capital Municipal Bond Index

[Comparative index graph]


                              Viking Tax-Free Fund      Viking Tax-Free Fund       Lehman Brothers
                                  for Montana               for Montana             Municipal Bond
                              with max sales charge    without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,550                    $10,000                 $10,000
October 31, 1999                    $ 9,196                    $ 9,628                 $ 9,817
December 31, 1999                   $ 9,125                    $ 9,554                 $ 9,846
February 28, 2000                   $ 9,185                    $ 9,617                 $ 9,918
April 30, 2000                      $ 9,405                    $ 9,847                 $10,075
June 30, 2000                       $ 9,468                    $ 9,913                 $10,288
August 31, 2000                     $ 9,748                    $10,206                 $10,592
October 31, 2000                    $ 9,796                    $10,257                 $10,652
December 31, 2000                   $10,058                    $10,531                 $10,998
February 28, 2001                   $10,185                    $10,664                 $11,142
April 30, 2001                      $10,103                    $10,578                 $11,121
June 30, 2001                       $10,263                    $10,745                 $11,317
August 31, 2001                     $10,672                    $11,173                 $11,674
October 31, 2001                    $10,719                    $11,223                 $11,772
December 31, 2001                   $10,509                    $11,002                 $11,563
February 28, 2002                   $10,785                    $11,292                 $11,905
April 30, 2002                      $10,821                    $11,330                 $11,899
June 28, 2002                       $10,981                    $11,498                 $12,099
August 31, 2002                     $11,276                    $11,806                 $12,402
October 31, 2002                    $11,329                    $11,862                 $12,463
December 31, 2002                   $11,549                    $12,092                 $12,673
February 28, 2003                   $11,710                    $12,260                 $12,818
April 30, 2003                      $11,750                    $12,303                 $12,910
June 30, 2003                       $11,934                    $12,495                 $13,155
July 31, 2003                       $11,490                    $12,030                 $12,695
August 31, 2003                     $11,575                    $12,119                 $12,790
September 30, 2003                  $11,908                    $12,468                 $13,166
October 31, 2003                    $11,832                    $12,388                 $13,100
November 30, 2003                   $11,950                    $12,511                 $13,237
December 31, 2003                   $12,063                    $12,630                 $13,347
January 31, 2004                    $12,136                    $12,706                 $13,423
February 29, 2004                   $12,313                    $12,892                 $13,625
March 31, 2004                      $12,274                    $12,850                 $13,578
April 30, 2004                      $12,001                    $12,565                 $13,256
May 31, 2004                        $11,941                    $12,503                 $13,208
June 30, 2004                       $12,006                    $12,570                 $13,256
July 31, 2004                       $12,165                    $12,737                 $13,429
August 31, 2004                     $12,374                    $12,956                 $13,698
September 30, 2004                  $12,436                    $13,020                 $13,771
October 31, 2004                    $12,484                    $13,071                 $13,889
November 30, 2004                   $12,414                    $12,997                 $13,775
December 31, 2004                   $12,551                    $13,141                 $13,943
January 31, 2005                    $12,601                    $13,194                 $14,074
February 28, 2005                   $12,587                    $13,179                 $14,027
March 31, 2005                      $12,443                    $13,028                 $13,939
April 30, 2005                      $12,604                    $13,196                 $14,160
May 31, 2005                        $12,693                    $13,290                 $14,260
June 30, 2005                       $12,757                    $13,356                 $14,349
July 29, 2005                       $12,682                    $13,278                 $14,284
August 31, 2005                     $12,749                    $13,348                 $14,428
September 30, 2005                  $12,750                    $13,349                 $14,332
October 31, 2005                    $12,678                    $13,274                 $14,244
November 30, 2005                   $12,718                    $13,315                 $14,313
December 30, 2005                   $12,797                    $13,398                 $14,436
January 31, 2006                    $12,865                    $13,469                 $14,475
February 28, 2006                   $12,889                    $13,495                 $14,572
March 31, 2006                      $12,845                    $13,449                 $14,471
April 30, 2006                      $12,819                    $13,422                 $14,467
May 31, 2006                        $12,916                    $13,524                 $14,532
June 30, 2006                       $12,802                    $13,404                 $14,477
July 31, 2006                       $12,986                    $13,596                 $14,649
August 31, 2006                     $13,133                    $13,750                 $14,866
September 30, 2006                  $13,225                    $13,847                 $14,970
October 31, 2006                    $13,245                    $13,867                 $15,064
November 30, 2006                   $13,339                    $13,966                 $15,189
December 31, 2006                   $13,328                    $13,954                 $15,136
January 31, 2007                    $13,307                    $13,933                 $15,097
February 28, 2007                   $13,492                    $14,126                 $15,296
March 31, 2007                      $13,472                    $14,105                 $15,258
April 30, 2007                      $13,462                    $14,094                 $15,303
May 31, 2007                        $13,413                    $14,043                 $15,236
June 30, 2007                       $13,346                    $13,973                 $15,157
July 31, 2007			    $13,514		       $14,149                 $15,273
August 31, 2007	                    $13,450                    $14,082                 $15,208
September 28, 2007		    $13,653                    $14,295                 $15,433
October 31, 2007                    $13,743                    $14,389 	               $15,502
November 30, 2007                   $13,773                    $14,420                 $15,602
December 31, 2007                   $13,722                    $14,367                 $15,645
January 31, 2008                    $13,946                    $13,602                 $15,842
February 29, 2008                   $13,642                    $14,283                 $15,117
March 31, 2008                      $13,620                    $14,261                 $15,549
April 30, 2008                      $13,665                    $14,307                 $15,731
May 31, 2008                        $13,751                    $14,397                 $15,827
June 30, 2008                       $13,653                    $13,295                 $15,648
July 31, 2008		            $13,842		       $14,493                 $15,708
August 31, 2008	                    $13,927                    $14,581                 $15,891
September 30, 2008		    $13,435                    $14,067                 $15,146
October 31, 2008                    $13,185                    $13,805 	               $14,992
November 30, 2008                   $13,313                    $13,939                 $15,040
December 31, 2008                   $13,082                    $13,697                 $15,259

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/31/08. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Barclays Capital Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                       Lifetime
Through December 31, 2008   One-Year   Three-Year   Five Year     (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge       -4.66%       0.74%        1.63%         3.40%
Including Sales Charge       -8.26%      -0.54%        0.70%         2.89%

Returns reflect reinvestment of distributions and the maximum sales charge, as applicable. The total returns for the five year and lifetime periods reflect a maximum sales charge of 4.50%. The current maximum sales charge is 3.75%. Therefore, the total returns would have been higher had the current maximum sales charge been in effect for the stated periods. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING TAX-FREE FUND FOR NORTH DAKOTA



By: Shannon D. Radke,
       President/Portfolio Manager

Viking Tax-Free Fund for North Dakota provided a total return of -4.89%
(at net asset value with distributions reinvested) for the year ended December 31, 2008.

In the first quarter of 2008, for the third quarter in a row, the same trends persisted in the municipal bond market with wider credit spreads or a continuing flight to quality and a steepening of the yield curve with short-term rates declining while longer rates rose. The February collapse of the market for auction rate securities a type of short term debt treated by investors as a cash equivalent and issued by municipalities looking to lower costs forced some municipal issuers to borrow at rates of 20%. This market fell apart after the bank underwriters refused to play their traditional roles in auctions because their books had been roiled by subprime mortgages.
Municipal bonds have also been affected by the spillover of the sub prime crisis to the financial guarantor industry. Bond insurers originally offered insurance mainly to municipalities, but in recent years expanded their operations to insure riskier, more profitable instruments, like bonds backed by pools of mortgages mainly sub prime loans given to customers with a poor credit history. Due to the rapid deterioration and lack of transparency in the market, the ratings agencies began to review the risk in these investments and as a result, the bond insurers
AAA ratings. Thus, despite the reductions in the fed funds rate in the first quarter due to the economic slowdown, intermediate to long term muni prices fell with yields rising. As a result, the Funds share price fell moderately. Many of the trends that were prevalent in the prior quarters reversed in the second quarter.
Risk appetites increased as investors unwound, at least to some degree, the flight-to-quality trade and the yield curve flattened.
The financial strength ratings were cut on bond insurers MBIA and Ambac due to their sub prime exposure. And although there remains ongoing credit concerns of these and other financial guarantors, the credit quality of many underlying municipal issuers tends to be strong. For the quarter, intermediate to long term muni bond prices were mixed, but generally lower with rates rising while the Funds share price remained nearly unchanged. Municipals sold off further in the third quarter with the bankruptcy of Lehman and a deteriorating economic outlook spurring a massive flight to U.S Treasury Securities. This resulted in wider credit spreads, a steeper yield curve, thinner secondary market liquidity and a significant reduction in the Funds share price. The fourth quarter for munis and the Funds share price was more of the same and brought to a close the worst year for municipal bonds in the past two decades. The municipal bond market faced a string of problems this year, many of which had nothing to do with the ability of the state or local governments to pay principal and interest on their bonds. All the havoc sent yields on municipals well above Treasurys of the same maturity.
Thats highly unusual because debt sold by municipalities is exempt from federal taxes and most state and local taxes to make it cheaper to fund public projects.

Despite the continued scarcity of North Dakota municipal bonds throughout the period, the Fund was able to obtain an adequate supply of investment grade bonds of various maturities. Average credit quality was A. Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among investment grade issues of varying maturities. The highest level of current income that is exempt from Federal and North Dakota income taxes and is consistent with preservation of capital remains the investment objective of the Fund.


VIKING TAX-FREE FUND FOR NORTH DAKOTA

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2008 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for North Dakota vs. the Lehman Brother Municipal Bond
Index

[Comparative index graph]

                              Viking Tax-Free Fund       Viking Tax-Free Fund       Lehman Brothers
                                for North Dakota           for North Dakota          Municipal Bond
                              with max sales charge     without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,550                    $10,000                 $10,000
October 31, 1999                    $ 9,163                    $ 9,594                 $ 9,817
December 31, 1999                   $ 9,211                    $ 9,644                 $ 9,846
February 28, 2000                   $ 9,227                    $ 9,660                 $ 9,918
April 30, 2000                      $ 9,422                    $ 9,864                 $10,075
June 30, 2000                       $ 9,533                    $ 9,981                 $10,288
August 31, 2000                     $ 9,833                    $10,295                 $10,592
October 31, 2000                    $ 9,965                    $10,434                 $10,652
December 31, 2000                   $10,252                    $10,734                 $10,998
February 28, 2001                   $10,412                    $10,901                 $11,142
April 30, 2001                      $10,303                    $10,795                 $11,121
June 30, 2001                       $10,419                    $10,909                 $11,317
August 31, 2001                     $10,809                    $11,317                 $11,674
October 31, 2001                    $10,825                    $11,334                 $11,772
December 31, 2001                   $10,586                    $11,084                 $11,563
February 28, 2002                   $10,910                    $11,423                 $11,905
April 30, 2002                      $10,934                    $11,448                 $11,899
June 28, 2002                       $11,108                    $11,630                 $12,099
August 31, 2002                     $11,409                    $11,945                 $12,402
October 31, 2002                    $11,452                    $11,990                 $12,463
December 31, 2002                   $11,652                    $12,200                 $12,673
February 28, 2003                   $11,815                    $12,369                 $12,818
April 30, 2003                      $11,868                    $12,426                 $12,910
June 30, 2003                       $12,074                    $12,641                 $13,155
July 31, 2003                       $11,652                    $12,196                 $12,695
August 31, 2003                     $11,761                    $12,314                 $12,790
September 30, 2003                  $12,046                    $12,612                 $13,166
October 31, 2003                    $11,982                    $12,545                 $13,100
November 30, 2003                   $12,087                    $12,656                 $13,237
December 31, 2003                   $12,188                    $12,761                 $13,347
January 31, 2004                    $12,284                    $12,862                 $13,423
February 29, 2004                   $12,450                    $13,035                 $13,625
March 31, 2004                      $12,386                    $12,968                 $13,578
April 30, 2004                      $12,100                    $12,668                 $13,256
May 31, 2004                        $12,026                    $12,591                 $13,208
June 30, 2004                       $12,077                    $12,645                 $13,256
July 31, 2004                       $12,214                    $12,788                 $13,429
August 31, 2004                     $12,435                    $13,019                 $13,698
September 30, 2004                  $12,495                    $13,082                 $13,771
October 31, 2004                    $12,568                    $13,158                 $13,889
November 30, 2004                   $12,497                    $13,084                 $13,775
December 31, 2004                   $12,646                    $13,240                 $13,943
January 31, 2005                    $12,721                    $13,319                 $14,074
February 28, 2005                   $12,719                    $13,316                 $14,027
March 31, 2005                      $12,576                    $13,167                 $13,939
April 30, 2005                      $12,761                    $13,360                 $14,160
May 31, 2005                        $12,864                    $13,469                 $14,260
June 30, 2005                       $12,915                    $13,522                 $14,349
July 29, 2005                       $12,816                    $13,418                 $14,284
August 31, 2005                     $12,895                    $13,501                 $14,428
September 30, 2005                  $12,884                    $13,489                 $14,332
October 31, 2005                    $12,824                    $13,427                 $14,244
November 30, 2005                   $12,851                    $13,455                 $14,313
December 30, 2005                   $12,929                    $13,537                 $14,436
January 31, 2006                    $13,009                    $13,621                 $14,475
February 28, 2006                   $13,021                    $13,633                 $14,572
March 31, 2006                      $12,990                    $13,600                 $14,471
April 30, 2006                      $12,938                    $13,546                 $14,467
May 31, 2006                        $13,036                    $13,649                 $14,532
June 30, 2006                       $12,935                    $13,543                 $14,477
July 31, 2006                       $13,149                    $13,767                 $14,649
August 31, 2006                     $13,323                    $13,949                 $14,866
September 30, 2006                  $13,429                    $14,060                 $14,970
October 31, 2006                    $13,448                    $14,080                 $15,064
November 30, 2006                   $13,556                    $14,193                 $15,189
December 31, 2006                   $13,546                    $14,182                 $15,136
January 31, 2007                    $13,499                    $14,134                 $15,097
February 28, 2007                   $13,685                    $14,328                 $15,296
March 31, 2007                      $13,665                    $14,307                 $15,258
April 30, 2007                      $13,656                    $14,298                 $15,303
May 31, 2007                        $13,607                    $14,247                 $15,236
June 30, 2007                       $13,500                    $14,135                 $15,157
July 31, 2007			    $13,697		       $14,340                 $15,273
August 31, 2007	                    $13,578                    $14,217                 $15,208
September 28, 2007		    $13,836                    $14,487                 $15,433
October 31, 2007                    $13,940                    $14,596 	               $15,502
November 30, 2007                   $13,998                    $14,656                 $15,602
December 31, 2007                   $13,921                    $14,575                 $15,645
January 31, 2008                    $14,132                    $14,796                 $15,842
February 29, 2008                   $13,718                    $14,363                 $15,117
March 31, 2008                      $13,753                    $14,399                 $15,549
April 30, 2008                      $13,812                    $14,461                 $15,731
May 31, 2008                        $13,914                    $14,568                 $15,827
June 30, 2008                       $13,904                    $14,558                 $15,648
July 31, 2008		            $14,093		       $14,755                 $15,708
August 31, 2008	                    $14,164                    $14,830                 $15,891
September 30, 2008		    $13,504                    $14,139                 $15,146
October 31, 2008                    $13,171                    $13,790 	               $14,992
November 30, 2008                   $13,386                    $14,015                 $15,040
December 31, 2008                   $13,241                    $13,863                 $15,259

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/31/08. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Barclays Capital Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                      Lifetime
Through December 31, 2008    One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge       -4.88%       0.80%        1.68%         3.53%
Including Sales Charge       -8.42%      -0.49%        0.75%         3.03%

Returns reflect reinvestment of distributions and the maximum sales charge, as applicable. The total returns for the three year, five year, and lifetime periods reflect a maximum sales charge of 4.50%.
The current maximum sales charge is 3.75%. Therefore, the total returns would have been higher had the current maximum sales charge been in effect for the stated periods. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Past performance is not a guarantee of future results.

VIKING LARGE-CAP VALUE FUND

By: William E. Dodge, President & CEO, Fox Asset Management, LLC
       Shannon D. Radke, President

Viking Large-Cap Value Fund provided a total return of -40.41%
(at net asset value) for the year ended December 31, 2008.

Declining home prices, credit market concerns, massive write downs and concerns about companies such as Countrywide, Fannie Mae, Ambac and Bear Stearns, among many others, held the markets in a state of near panic for much of the first quarter. For the quarter, the S&P ended down 9.45%, while the Russell 1000 Value declined 8.72%. In the first quarter, the Fund shed 10.77%. The top performing areas were the materials and telecommunications sectors, both of which contributed positively to relative performance. On the flip side, healthcare, consumer staples, and electric utilities were a notable drag on relative performance.

Most major domestic market indices sold off sharply in June, with the blue-chip Dow Jones Industrial Average turning in its worst June performance since 1930. Rapidly rising oil prices, more woes for financial firms, and the ongoing fallout from declining housing prices all weighed on investor sentiment and contributed to a challenging second quarter for equity investors.
For the second quarter, the S&P lost 2.73%, the Russell 1000 Value declined 5.31%, while the Fund slipped 4.25%. The sharp rebound of agricultural product prices drove positive results in the consumer staples sector. In addition, our underweight in the consumer discretionary sector and industrial sector was a benefit as well. Finally, superior stock selection in the IT segment added positively to results. The healthcare, telecommunications, utilities and energy sectors were generally all on the minus side.

As the third quarter of 2008 unfolded, the already weak environment for global equity markets worsened. Domestic large cap stocks as measured by the Russell 1000 Value index were down 6.11% while the S&P 500 was down 9.00% and the Fund lost 5.94%. The headlines accompanying these results were, if anything, even more disturbing. Lehman Brothers declared bankruptcy, Fannie Mae, Freddie Mac, AIG and Washington Mutual all failed and/or were rescued. Merrill Lynch and Wachovia agreed to shotgun marriages and concerned about their ability to raise capital, both Goldman Sachs and Morgan Stanley became commercial banks. Stock selection was a major positive led by names in the financial sector that we owned and others we generally avoided, such as some of the poorest performing brokerage firms. Stock selection was also positive in the energy, materials and telecommunication services sectors. Sector selection detracted from performance, mainly due to a slight underweight in the outperforming financial sector.

To call the fourth quarter of 2008 memorable is clearly an understatement.
The markets started the quarter on shaky legs and it didnt take long for those legs to give out.  Fear was decisively in charge and clearly has continued to drive the performance of stocks.  For the final three months of 2008, the S&P 500 fell 24.89% and in October it recorded
its most volatile month in its 80 year history.  The Russell 1000 Value declined 22.18% while the Russell 2000 Value lost 24.89% and the Fund dropped
25.85%.   In the fourth quarter, we increased our exposure to insurance stocks and banks after they plummeted earlier in the prior quarter.  We particularly emphasized the insurance area, which had held up rather
well and had little exposure to the toxic assets that dominated the headlines in the months earlier.  But several insurance companies have liabilities associated with guaranteed returns that are tied to the stock market, and the short sellers went wild.  Two thirds of the performance shortfall came from this area and another third can be attributed to the weakness in the banks.  Frankly, we had misestimated the scope and scale of the banking crisis, and it hurt performance as a result. The statistics for the year tell a similar tale.  Large-cap value stocks declined 36.85%, as represented by the Russell 1000 Value while the Fund fell 40.41%.  On a historical basis, 2008 was the worst year for equity performance since the
Great Depression as the Dow slumped nearly 34% and the S&P 500 lost more than 38%.  More than $5 trillion in wealth vanished out of the S&P alone.

We are steadfast in our commitment to finding well managed companies with decent balance sheets and free cash flow or the ability to dramatically increase cash flow that are selling at discount valuations to the market.
Long-term total return and capital preservation remains the investment objective of the Fund.


VIKING LARGE-CAP VALUE FUND

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2008 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Large-Cap Value Fund vs. the Russell 1000 Value Index

[Comparative index graph]

                               Viking Large-Cap           Viking Large-Cap         Russell 1000
                                  Value Fund                  Value Fund             Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,475                    $10,000                 $10,000
October 31, 1999                    $ 9,147                    $ 9,650                 $ 9,875
December 31, 1999                   $ 9,406                    $ 9,924                 $ 9,845
February 28, 2000                   $ 8,057                    $ 8,500                 $ 8,816
April 30, 2000                      $ 9,292                    $ 9,803                 $ 9,777
June 30, 2000                       $ 9,245                    $ 9,753                 $ 9,428
August 31, 2000                     $ 9,957                    $10,505                 $10,078
October 31, 2000                    $10,252                    $10,816                 $10,420
December 31, 2000                   $10,598                    $11,181                 $10,535
February 28, 2001                   $10,483                    $11,059                 $10,282
April 30, 2001                      $11,018                    $11,624                 $10,405
June 30, 2001                       $10,665                    $11,251                 $10,403
August 31, 2001                     $10,368                    $10,938                 $ 9,965
October 31, 2001                    $ 9,431                    $ 9,949                 $ 9,184
December 31, 2001                   $10,308                    $10,875                 $ 9,947
February 28, 2002                   $10,298                    $10,865                 $ 9,886
April 30, 2002                      $10,471                    $11,047                 $ 9,998
June 28, 2002                       $ 9,588                    $10,115                 $ 9,472
July 31, 2002                       $ 8,571                    $ 9,042                 $ 8,591
August 31, 2002                     $ 8,542                    $ 9,012                 $ 8,656
September 30, 2002                  $ 7,486                    $ 7,898                 $ 7,693
October 31, 2002                    $ 7,697                    $ 8,121                 $ 8,263
November 30, 2002                   $ 8,302                    $ 8,759                 $ 8,784
December 31, 2002                   $ 7,929                    $ 8,365                 $ 8,403
January 31, 2003                    $ 7,668                    $ 8,090                 $ 8,199
February 28, 2003                   $ 7,417                    $ 7,825                 $ 7,980
March 31, 2003                      $ 7,349                    $ 7,753                 $ 7,994
April 30, 2003                      $ 7,890                    $ 8,324                 $ 8,697
May 31, 2003                        $ 8,413                    $ 8,875                 $ 9,259
June 30, 2003                       $ 8,606                    $ 9,079                 $ 9,375
July 31, 2003                       $ 8,606                    $ 9,079                 $ 9,514
August 31, 2003                     $ 8,828                    $ 9,314                 $ 9,663
September 30, 2003                  $ 8,645                    $ 9,120                 $ 9,568
October 31, 2003                    $ 9,138                    $ 9,640                 $10,154
November 30, 2003                   $ 9,351                    $ 9,865                 $10,291
December 31, 2003                   $ 9,786                    $10,324                 $10,926
January 31, 2004                    $ 9,806                    $10,345                 $11,118
February 29, 2004                   $10,049                    $10,601                 $11,356
March 31, 2004                      $ 9,883                    $10,427                 $11,257
April 30, 2004                      $ 9,845                    $10,386                 $10,982
May 31, 2004                        $ 9,932                    $10,478                 $11,094
June 30, 2004                       $10,175                    $10,735                 $11,356
July 31, 2004                       $ 9,786                    $10,324                 $11,196
August 31, 2004                     $ 9,757                    $10,294                 $11,355
September 30, 2004                  $ 9,874                    $10,417                 $11,531
October 31, 2004                    $ 9,971                    $10,519                 $11,723
November 30, 2004                   $10,428                    $11,002                 $12,316
December 31, 2004                   $10,631                    $11,215                 $12,728
January 31, 2005                    $10,523                    $11,102                 $12.502
February 28, 2005                   $11,061                    $11,669                 $12,921
March 31, 2005                      $11,041                    $11,648                 $12,739
April 30, 2005                      $10,738                    $11,329                 $12,510
May 31, 2005                        $11,031                    $11,638                 $12,812
June 30, 2005                       $11,168                    $11,782                 $12,952
July 29, 2005                       $11,490                    $12,122                 $13,327
August 31, 2005                     $11,393                    $12,019                 $13,269
September 30, 2005                  $11,490                    $12,122                 $13,455
October 31, 2005                    $10,963                    $11,566                 $13,114
November 30, 2005                   $11,373                    $11,999                 $13,543
December 30, 2005                   $11,456                    $12,086                 $13,626
January 31, 2006                    $11,771                    $12,418                 $14,155
February 28, 2006                   $11,810                    $12,460                 $14,241
March 31, 2006                      $11,968                    $12,626                 $14,434
April 30, 2006                      $12,283                    $12,958                 $14,801
May 31, 2006                        $12,046                    $12,709                 $14,427
June 30, 2006                       $12,046                    $12,709                 $14,519
July 31, 2006                       $12,086                    $12,750                 $14,872
August 31, 2006                     $12,204                    $12,875                 $15,121
September 30, 2006                  $12,411                    $13,093                 $15,423
October 31, 2006                    $12,775                    $13,477                 $15,927
November 30, 2006                   $13,070                    $13,789                 $16,291
December 31, 2006                   $13,241                    $13,969                 $16,657
January 31, 2007                    $13,473                    $14,214                 $16,870
February 28, 2007                   $13,301                    $14,033                 $16,607
March 31, 2007                      $13,655                    $14,406                 $16,864
April 30, 2007                      $14,262                    $15,047                 $17,487
May 31, 2007                        $14,910                    $15,730                 $18,118
June 30, 2007                       $14,768                    $15,580                 $17,694
July 31, 2007			    $14,454		       $15,249                 $16,876
August 31, 2007	                    $14,465                    $15,260                 $17,065
September 28, 2007		    $14,970                    $15,794                 $17,651
October 31, 2007                    $15,334                    $16,178 	               $17,653
November 30, 2007                   $14,687                    $15,495                 $16,790
December 31, 2007                   $14,766                    $15,578                 $16,628
January 31, 2008                    $14,150                    $14,928                 $15,962
February 29, 2008                   $13,568                    $14,314                 $15,293
March 31, 2008                      $13,176                    $13,901                 $15,178
April 30, 2008                      $13,904                    $14,669                 $15,918
May 31, 2008                        $13,848                    $14,609                 $15,893
June 30, 2008                       $12,617                    $13,310                 $14,371
July 31, 2008		            $12,594		       $13,287                 $14,320
August 31, 2008	                    $12,796                    $13,499                 $14,563
September 30, 2008		    $11,866                    $12,519                 $13,493
October 31, 2008                    $9,639                     $10,169 	               $11,157
November 30, 2008                   $8,754                     $9,236                  $10,357
December 31, 2008                   $8,799                     $9,283                  $10,501

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 5.25% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/31/08. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 1000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Past performance does not guarantee future results.

Average Annual Total Returns                                       Lifetime
Through December 31, 2008    One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge      -40.41%      -8.42%       -2.10%        -0.79%
Including Sales Charge      -43.54%     -10.03%       -3.16%        -1.35%

Returns reflect reinvestment of distributions and the effect of a 5.25% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.


VIKING SMALL-CAP VALUE FUND

By: Gregory Greene, Managing Director, Fox Asset Management, LLC
       Shannon D. Radke, President

Viking Small-Cap Value Fund provided a total return of -27.12%
(at net asset value) for the year ended December 31, 2008.

Declining home prices, credit market concerns, massive write downs and concerns about companies such as Countrywide, Fannie Mae, Ambac and Bear Stearns, among many others, held the markets in a state of near panic for much of the first quarter. For the quarter, the S&P ended down 9.45%, while the Russell 2000 Value fell 6.52% and the Fund was off 7.21%.
Our top contributor to relative performance was consumer staples.
Performance was helped by a significant overweight in the sector and positive stock selection among food producers, distributors and retailers. On the downside, performance in the financial services sector detracted from investment results.

Most major domestic market indices sold off sharply in June, with the blue chip Dow Jones Industrial Average turning in its worst June performance since 1930. Rapidly rising oil prices, more woes for financial firms, and the ongoing fallout from declining housing prices all weighed on investor sentiment and contributed to a challenging second quarter for equity investors.
For the quarter, the S&P lost 2.73%, and the Russell 2000 Value
Index fell 3.55%, while the Fund gained 1.38%. Favorable stock selection in the industrials sector was the single largest contributor to performance. Performance also benefited from favorable stock selection in the information technology sector. On the negative side, we were overweight in the underperforming consumer staples sector and fell short of the mark in energy.

As the third quarter of 2008 unfolded, the already weak environment for global equity markets worsened. Domestic large-cap stocks as measured by the Russell 1000 Value index were down 6.11% while the S&P 500 was down 9.00%. The headlines accompanying these results were, if anything, even more disturbing. Lehman Brothers declared bankruptcy.
Fannie Mae, Freddie Mac, AIG and Washington Mutual all failed and/or were rescued. Merrill Lynch and Wachovia agreed to shotgun marriages and concerned about their ability to raise capital, both
Goldman Sachs and Morgan Stanley became commercial banks.
Despite all this turmoil, the small-cap market held up relatively well.
The Russell 2000 Value Index generated a positive return of 4.96% in the quarter. This was partially due to the absence of highly leveraged brokerage companies in the small cap segment, a group that did dramatically worse than most others. For the third quarter, the Fund rose 0.57%. Relative performance was hurt by an underweight and poor stock selection in the financial services sector. Information technology was also a source of weakness, as our picks failed to live up to expectations in the short-term. On the positive side, the consumer staples and healthcare sectors each benefited from a holding that received a takeover offer.

To call the fourth quarter of 2008 memorable is clearly an understatement. The markets started the quarter on shaky legs and it didnt take long for those legs to give out. Fear was decisively in charge and clearly has continued to drive the performance of stocks.
For the final three months of 2008, the S&P 500 fell 24.89% and in October it recorded its most volatile month in its 80 year history. The Russell
2000 Value lost 24.89% and the Fund declined 22.97%. While the
Fund was not impervious to the declines in the markets, it did decline less than its benchmark. Our best performing sector relative to the benchmark was the consumer discretionary sector due to positive stock selection. Consumer staples was also a source of relative strength and a slight overweight in utilities helped as well. On the negative side, our stock picks in the industrial sector did not perform well, due to problems experienced by a contractor to the utility industry. Our stock holdings in energy also contributed negatively exacerbated by the sharp decline in the price of crude oil over the period. The statistics for the year tell a similar tale. Small cap value stocks declined 28.92%, as represented by the Russell 2000 Value while the Fund fell
27.12%. On a historical basis, 2008 was the worst year for equity performance since the Great Depression as the Dow slumped nearly 34% and the S&P 500 lost more than 38%. More than $5 trillion in wealth vanished out of the S&P alone.

We are steadfast in our commitment to finding well managed companies with decent balance sheets and free cash flow or the ability to dramatically increase cash flow that are selling at discount valuations to the market.
Long-term total return and capital preservation remains the investment objective of the Fund.

VIKING SMALL-CAP VALUE FUND

Growth of a $10,000 Investment
May 3, 1999 through December 31, 2008 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Small-Cap Value Fund vs. the Russell 2000 Value Index

[Comparative index graph]

                               Viking Small-Cap           Viking Small-Cap         Russell 2000
                                  Value Fund                  Value Fund            Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
May 3, 2001                         $ 9,475                    $10,000                 $10,000
June 30, 2001                       $ 9,697                    $10,230                 $10,665
July 31, 2001                       $ 9,421                    $ 9,940                 $10,426
August 31, 2001                     $ 9,299                    $ 9,810                 $10,390
September 30, 2001                  $ 8,227                    $ 8,680                 $ 9,243
October 31, 2001                    $ 8,682                    $ 9,160                 $ 9,484
November 30, 2001                   $ 9,204                    $ 9,710                 $10,166
December 31, 2001                   $ 9,725                    $10,260                 $10,788
January 31, 2002                    $ 9,839                    $10,380                 $10,932
February 28, 2002                   $ 9,754                    $10,290                 $10,998
March 31, 2002                      $10,597                    $11,180                 $11,821
April 30, 2002                      $10,891                    $11,490                 $12,238
May 31, 2002                        $10,768                    $11,360                 $11,833
June 28, 2002                       $10,332                    $10,900                 $11,571
July 31, 2002                       $ 8,910                    $ 9,400                 $ 9,852
August 31, 2002                     $ 8,986                    $ 9,480                 $ 9,808
September 30, 2002                  $ 8,569                    $ 9,040                 $ 9,108
October 31, 2002                    $ 8,682                    $ 9,160                 $ 9,245
November 30, 2002                   $ 9,137                    $ 9,640                 $ 9,982
December 31, 2002                   $ 8,863                    $ 9,350                 $ 9,556
January 31, 2003                    $ 8,474                    $ 8,940                 $ 9,287
February 28, 2003                   $ 8,483                    $ 8,950                 $ 8,975
March 31, 2003                      $ 8,626                    $ 9,100                 $ 9,070
April 30, 2003                      $ 9,156                    $ 9,660                 $ 9,932
May 31, 2003                        $ 9,668                    $10,200                 $10,946
June 30, 2003                       $ 9,829                    $10,370                 $11,132
July 31, 2003                       $10,218                    $10,780                 $11,687
August 31, 2003                     $10,692                    $11,280                 $12,131
September 30, 2003                  $10,502                    $11,080                 $11,991
October 31, 2003                    $11,175                    $11,790                 $12,969
November 30, 2003                   $11,555                    $12,190                 $13,467
December 31, 2003                   $11,782                    $12,430                 $13,954
January 31, 2004                    $11,839                    $12,490                 $14,437
February 29, 2004                   $12,028                    $12,690                 $14,716
March 31, 2004                      $12,047                    $12,710                 $14,920
April 30, 2004                      $11,848                    $12,500                 $14,148
May 31, 2004                        $11,924                    $12,580                 $14,319
June 30, 2004                       $12,645                    $13,340                 $15,046
July 31, 2004                       $12,237                    $12,910                 $14,354
August 31, 2004                     $12,265                    $12,940                 $14,495
September 30, 2004                  $12,664                    $13,360                 $15,069
October 31, 2004                    $12,758                    $13,460                 $15,303
November 30, 2004                   $13,602                    $14,350                 $16,661
December 31, 2004                   $13,886                    $14,649                 $17,058
January 31, 2005                    $13,394                    $14,131                 $16,398
February 28, 2005                   $13,857                    $14,619                 $16,724
March 31, 2005                      $13,674                    $14,426                 $16,380
April 30, 2005                      $13,066                    $13,785                 $15,535
May 31, 2005                        $13,799                    $14,558                 $16,482
June 30, 2005                       $14,011                    $14,782                 $17,211
July 29, 2005                       $14,484                    $15,280                 $18,190
August 31, 2005                     $14,503                    $15,300                 $17,773
September 30, 2005                  $14,551                    $15,351                 $17,743
October 31, 2005                    $14,214                    $14,995                 $17,298
November 30, 2005                   $14,628                    $15,433                 $17,999
December 30, 2005                   $14,666                    $15,261                 $17,861
January 31, 2006                    $15,516                    $16,370                 $19,338
February 28, 2006                   $15,203                    $16,039                 $19,337
March 31, 2006                      $15,769                    $16,636                 $20,274
April 30, 2006                      $15,931                    $16,807                 $20,328
May 31, 2006                        $15,213                    $16,050                 $19,486
June 30, 2006                       $15,547                    $16,402                 $19,725
July 31, 2006                       $15,193                    $16,029                 $19,452
August 31, 2006                     $15,456                    $16,306                 $20,033
September 30, 2006                  $15,557                    $16,412                 $20,229
October 31, 2006                    $15,870                    $16,743                 $21,258
November 30, 2006                   $16,365                    $17,265                 $21,865
December 31, 2006                   $16,494                    $17,401                 $22,055
January 31, 2007                    $16,804                    $17,728                 $22,385
February 28, 2007                   $16,782                    $17,705                 $22,110
March 31, 2007                      $17,296                    $18,247                 $22,377
April 30, 2007                      $17,702                    $18,675                 $22,609
May 31, 2007                        $18,450                    $19,465                 $23,438
June 30, 2007                       $18,226                    $19,228                 $22,892
July 31, 2007			    $17,135		       $18,077                 $20,944
August 31, 2007	                    $17,296                    $18,247                 $21,363
September 28, 2007		    $17,595                    $18,562                 $21,460
October 31, 2007                    $17,670                    $18,641 	               $21,694
November 30, 2007                   $16,986                    $17,920                 $20,068
December 31, 2007                   $16,891                    $17,820                 $19,899
January 31, 2008                    $16,061                    $16,944                 $19,082
February 29, 2008                   $15,480                    $16,332                 $18,324
March 31, 2008                      $15,674                    $16,536                 $18,600
April 30, 2008                      $16,208                    $17,100                 $19,188
May 31, 2008                        $16,993                    $17,928                 $19,844
June 30, 2008                       $15,890                    $16,764                 $17,940
July 31, 2008		            $16,243		       $17,136                 $18,860
August 31, 2008	                    $16,834                    $17,760                 $19,756
September 30, 2008		    $15,981                    $16,859                 $18,830
October 31, 2008                    $13,319                    $14,052 	               $15,069
November 30, 2008                   $12,080                    $12,744                 $13,323
December 31, 2008                   $12,310                    $12,987                 $14,143

The chart assumes $10,000 invested on May 3, 2001 and includes the effect of a 5.25% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an idea of how your fund performed compared to the index over the period 05/03/01-12/31/08. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 2000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Past performance does not guarantee future results.

Average Annual Total Returns                                         Lifetime
Through December 31, 2008     One-Year   Three-Year   Five Year    (Est. 5/3/01)
--------------------------------------------------------------------------------
Excluding Sales Charge        -27.12%      -5.24%      0.88%            3.47%
Including Sales Charge        -30.94%      -6.92%     -0.20%            2.75%

Returns reflect reinvestment of distributions and the effect of a 5.25% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING MUTUAL FUNDS
Schedule of Investments
December 31, 2008

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS 95.7%
General Obligations 10.3%
Bozeman MT Ser A  4.95%  07/01/20	                                        170,000  	      $179,719
Missoula Cnty Sch Dist #4 Hellgate (ASSGTY) 4.25% 06/15/24                      235,000                216,588
Puerto Rico Commonwealth GO (MBIA) 6.00% 07/01/27                               500,000                433,530
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23  	                        250,000 	       257,730
              		                                                                             1,087,567
Continuing Care Revenue Bonds 0.6%
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15             	         30,000  	         32,213
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25             	         35,000  	         37,315
                		                                                                         69,528
Higher Education Revenue Bonds 14.1%
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32             	        575,000  	        521,657
MT St Brd Regents Hghr Ed Rev MSU (AMBAC) 5.00% 11/15/18	                260,000 	        278,788
MT Brd Regents (U of M) Hgher Ed Rev Ser F (MBIA) 5.75%  05/15/24            	135,000  	        139,686
*Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17           	140,000  	        150,415
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19            	370,000  	        408,769
              		                                                                              1,499,315
Hospital Revenue Bonds 23.6%
MT Fac Fin Auth St Luke Cmnty Hlth 5.00% 01/01/22                                100,000                  98,168
MT Fac FIn Auth Glendive Med Pj 4.50% 07/01/23                                   250,000                 228,327
MT Fac Fin Auth Prov Hlth & Svce 5.00% 10/01/19                                  175,000                 182,310
MT Fac Fin Auth Providence Svcs (MBIA) 5.00% 12/01/18	                         270,000	         292,027
MT Fac Fin Auth Providence Svcs (MBIA) 4.80% 12/01/20	                         105,000                 113,010
MT Fac Fin Auth Benefits Hlth Sys (ASSGTY) 4.75% 01/01/24	                 150,000	         139,347
MT Fac Fin Auth Benefits Hlth Sys (ASSGTY) 4.75% 01/01/25	                 125,000	         115,115
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21	         145,000	         143,592
*MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18 	         100,000	         101,384
MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA) 5.00% 12/01/24 	         515,000	         510,525
MT Fac Fin Auth NE Health Services 4.50% 05/01/27                                250,000                 219,370
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18 	                         370,000	         351,389
              		                                                                               2,494,564
Housing Revenue Bonds 15.9%
*MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30           	          55,000  	          47,891
*MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20            	                  75,000 	          70,078
*MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23            	                 660,000 	         601,062
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22   	                         105,000 	          93,581
MT St Brd Hsg Sngle Fam Ser B-2 4.85%  12/01/15   	                          70,000	          69,087
MT St Brd Hsg Sngle Fam Mtg Ser B-2  5.55%  06/01/33  	                         125,000 	         104,155
MT St Brd Hsg Sngle Fam Prog Ser A Non-AMT 5.30% 12/01/29                        500,000                 461,775
MT St Brd Hsg Sngle Fam Mtg Ser C2 4.85% 12/01/26	                         190,000	         152,534
MT St Brd Hsg Sngle Fam Mtg Ser A-2  4.75%  12/01/27  	                         105,000 	          81,984
              		                                                                               1,682,147
Psychiatric and Substance Abuse Hospital Bonds 9.1%
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16  	                 250,000 	        $257,355
MT Fac Fin Auth Developmental Ctr Proj  4.75%  06/01/19	                         170,000	         170,076
MT Fac Fin Auth Childrens Home  4.55%  01/01/17   	                         250,000 	         256,425
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj (CIFG) 4.375% 10/01/20	         285,000	         275,153
        		                                                                                 959,009
Utility Revenue Bonds 8.1%
Forsyth MT Poll Ctl Rev Ref  Puget Sound Energy (AMBAC) 5.00% 03/01/31	         355,000 	         241,567
*Forsyth MT Poll Ctl Rev Northwestern Corp (AMBAC) 4.65%  08/01/23 	         750,000 	         613,980
        		                                                                                 855,547
Other Revenue Bonds 14.0%
Billings MT Spl Impt Dist no 1385 7.00% 07/01/17                                      2,55000                  253,753
Bozeman MT Downtown Impt Dist 4.95% 07/01/28                                     200,000                  136,744
Missoula MT Spl Assmnt Sidewalk Curb 4.75% 07/01/27                              200,000                  150,186
Missoula MT Spl Impt Dists No 540 4.60%  07/01/24	                         100,000	           77,843
Missoula MT Spl Impt Dists No 540 4.60%  07/01/25	                         105,000	           80,495
Missoula Tax Increment Urban Renewal (RADIAN) 5.125% 07/01/26	                 125,000	          108,367
MT St Dept Transn Rev Grant Antic 5.00% 06/11/22                                                          350,000            366,135
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26         195,000  	          206,809
Puerto Rico Comwlth Inf Fin Auth Ser A (AMBAC)  5.25%  07/01/10 	         100,000 	          100,928
        		                                                                                1,481,260

Total Municipal Bonds (cost $10,897,713)     		                                               10,128,937

SHORT-TERM INVESTMENTS 2.5%
Federated Municipal Obligations Fund #852 (1.65%)	                         270,000	           270,000
Total Short-Term Investments (cost: $270,000)    		                                           270,000

TOTAL MARKET VALUE OF  SECURITIES OWNED  98.2%  (COST $11,167,713)		                        10,398,937

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES 1.8%		                                           186,581

NET ASSETS APPLICABLE TO 1,160,502 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%	               $10,585,518



*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC  Insured by the AMBAC Indemnity Corporation
ASSGTY  Insured by Assured Guaranty Ltd
CIFG  Insured by CIFG Guaranty
FSA  Insured by Financial Security Assurance
MBIA  Insured by the Municipal Bond Insurance Association
RADIAN Insured by Radian Group Inc.



VIKING MUTUAL FUNDS
Schedule of Investments
December 31, 2008

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  95.9%
General Obligations  12.9%
Fargo, ND Pub Sch Dist 5.00% 05/01/23   	                                    200,000 	        $197,200
*Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17            	             60,000  	          60,377
*Fargo ND Ref & Impt Ser D  (MBIA) 5.00% 05/01/28   	                            200,000 	         195,978
Grand Forks, ND Pub Bldg Ser A 4.625% 12/01/26                                      100,000               95,591
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19  	                     50,000 	          51,429
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14  	                     50,000 	          51,862
              		                                                                                 652,437
Building Authority Revenue Bonds  6.8%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20  	                             50,000 	          51,288
GF Cnty ND Bldg Auth Lease Rev  5.00%  12/01/20   	                            200,000 	         199,298
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19  	                     90,000  	          91,552
              		                                                                                 342,138
Continuing Care Revenue Bonds 3.9%
Burleigh Cnty Indl Dev Rev MO Slope Luth Care Ctr 5.05% 11/01/18	            125,000	         108,265
Grand Forks ND Sr Hsg Rev Ref 4000 Valley Square Proj 5.00% 12/01/16	            100,000	          89,573
		                                                                                         197,838
Education Revenue Bonds  5.3%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14           	     50,000  	          50,573
Minot Pub School District No 1 Bldg Auth 4.80% 05/01/23  	                    210,000 	         215,095
        		                                                                                 265,668
Higher Education Revenue Bonds  8.2%
ND St Brd Hgher Ed Student Svcs Facs Rev MSU  5.50%  08/01/23 	                    125,000 	         102,070
ND St Brd Hgher Ed Student Svcs Facs MSU  5.00%  08/01/18	                    175,000	         154,705
ND St Brd Hgher Ed Rev Hsg & Aux BSC  4.75%  05/01/19  	                            100,000 	          88,213
NDSU Rev Ser 2006A (AMBAC)  4.75%  04/01/29   	                                     75,000 	          66,818
                		                                                                         411,806
Hospital Revenue Bonds  17.8%
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.125%  06/01/27 	                     75,000 	          71,515
Fargo ND Hlth Sys Rev Meritcare Ser A (MBIA) 5.375% 06/01/27  	                    200,000 	         184,418
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15  	                     65,000	          65,473
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22 	                     45,000 	          44,826
GF ND Hlth Care Facs Rev United Hos Obl Grp (MBIA) 6.25% 12/01/24                   150,000              126,240
GF ND Hlth Care Sys Rev Altru Hlth Obl Group 5.125% 08/15/27                        200,000              168,482
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24           	     20,000  	          21,484
Ward Cnty ND Hlth Care Fac Rev Trinity Old Group 5.125% 07/01/29                    200,000              128,556
Ward Cnty ND Hlth Care Fac Rev Trinity Obl 5.125% 07/01/25                          100,000               70,528
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10 	             20,000 	          20,085
              		                                                                                 901,607
Housing Revenue Bonds  15.3%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13           	     25,000  	          15,000
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%  07/01/15  	                    150,000 	         142,103
ND St Hsg Fin Agy Rev Hsg Fin Pg Home MTG D 5.20% 07/01/22                          200,000              169,544
ND St Hsg Fin Agy Rev Hsg Fin Pg Non-AMT 5.15% 07/01/23                             300,000              292,545
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.80% 07/01/10	                     55,000	          55,000
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.70% 07/01/09	                     50,000	          50,000
*ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.55%  07/01/22	                     55,000 	          48,923
        		                                                                                 773,115
Utility Revenue Bonds  4.2%
Oliver Cnty PCR Ref Squre Butte Elec-A (AMBAC) 5.30% 01/01/27                       115,000 	         107,281
Mercer County ND PCR Otter Tail Corp (AMBAC) 4.85% 09/01/22                         115,000              106,255
                		                                                                         213,536
Water Revenue Bonds  9.8%
Minot ND Wtr & Swr Util Rev Ser D 5.25% 10/01/22                                    200,000              200,182
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA)  5.50%  08/01/10	             50,000  	          52,432
ND St Water Comm Rev Water Dev & Mgmt Prog  (MBIA)  5.00%  08/01/25 	            125,000 	         122,030
South Central Reg Water Dist Burleigh Cnty Rev 5.00% 10/01/23  	                    150,000 	         121,743
	              	         	                                                                 496,387
Other Revenue Bonds  11.7%
Grand Forks ND Mosquito Control Rev 4.75% 09/01/24 	                            100,000  	          95,336
ND Pub Fin Auth Cap Fin Prog Ser A  5.00%  06/01/31   	                            100,000 	          91,540
ND Pub Fin Auth Indl Dev Prog Ser A 5.00% 06/01/20	                            150,000              140,330
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21            	                     25,000  	          26,077
ND St Muni Bond Bank St Revolv Fund Prog Ser A  4.90%  10/01/18                      50,000 	          51,699
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26             15,000  	          15,908
Williams Cnty ND Sales Tax Rev 5.00% 11/01/21	                                    100,000	          80,682
Williams Cnty ND Sales Tax Rev 5.00% 11/01/26                                       125,000               91,131
              		                                                                                 592,703

Total Municipal Bonds (cost $5,245,924)        		                                               4,847,235

SHORT-TERM INVESTMENTS 3.2%
Federated Municipal Obligations Fund#852 (1.65%)    	                            160,000 	         160,000
Total Short-Term Investments (cost: $160,000)    		                                         160,000

TOTAL MARKET VALUE OF SECURITIES OWNED  99.1% (COST $5,405,924)  		                       5,007,235

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  0.9% 		                                          47,083

NET ASSETS APPLICABLE TO 548,258 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%     	              $5,054,318


*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC Insured by the AMBAC Indemnity Corporation
CIFG Insured by CIFG Guaranty
FSA Insured by Financial Security Assurance
MBIA Insured by the Municipal Bond Insurance Association

VIKING MUTUAL FUNDS
Schedule of Investments
December 31, 2008

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks 95.4%
Basic Materials 20.8%
Anadarko Petroleum	         				 2,100 	              $80,955
Apache		         				           900 	               67,077
Bunge Limited					                   900		       46,593
ChevronTexaco					                 1,600 		      118,352
ConocoPhillips                                                   1,200                 62,160
Ensco International   			                         1,400		       39,746
Exxon Mobil					                 2,400		      191,592
Freeport-McMoran Copper and Gold                                 1,400                 34,216
Hess Corp                                                          600                 32,184
								                      672,875
Conglomerates 6.7%
General Electrics                                                5,000                 81,000
Honeywell 					                 2,200 	               72,226
PPG Industries                                                   1,500                 63,645
		             							      216,871
Consumer Goods 9.5%
Kimberly-Clark	         				         2,000 	              105,480
Mattel                                                           2,500                 40,000
Sealed Air         					         6,200 	               92,628
Tupperware                                                       3,100                 70,370
									              308,478
Financial Services  18.6%
Bank of America					                 2,400			33,792
BB&T 						                 1,300			35,698
Chubb                                                            1,300			66,300
JP Morgan Chase & Co.				                 3,300		       104,049
PNC Financial Services				                 1,700			83,300
Prudential Financial                                             1,200                  36,312
Sun Trust Bank					                 2,300			67,942
U.S. Bancorp	         				         3,400 	             	85,034
Wells Fargo & Co					         3,000			88,440
		           						               600,867
Healthcare 6.8%
Merck						                 3,300		       100,320
Pfizer 						                 6,700		       118,657
  									               218,977
Services 17.8%
Amerisource Bergen					         2,200			78,452
AT&T						                 2,800			79,800
CVS Corp.	         		                         3,000                  86,220
Disney						                 4,300			97,567
J.C. Penney Company                                              2,600                  51,220
Target                                                           1,500                  51,795
TJX Companies                                                    3,200                  65,824
Time Warner Cable*					         3,100			66,495
									               577,373
Technology 7.7%
Intel                                                             2,400		        35,184
Microsoft						          4,400			85,536
Verizon Communications	            			          3,800                128,820
		             							       249,540
Utilities  7.5%
American Electric Power				                  3,000	                99,840
Dominion Resources					          1,900	                68,096
Public Service Enterprise Group				          2,600	                75,842
									               243,778

Total Common Stocks (Cost $3,323,015)		        			                                        3,088,759

SHORT-TERM INVESTMENTS 7.1%
Federated Prime Value Obligations #853 (2.06%)                  150,000	                150,000
Federated Treasury Cash Reserves #125 (0.40%)                    80,000			 80,000
Total Short-Term Investments (cost: $230,000)		                                230,000

TOTAL MARKET VALUE OF SECURITIES OWNED  102.5% (COST $3,553,015)                      3,318,759

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (2.5)%	                               	(81,707)

NET ASSETS APPLICABLE TO 422,499 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%		        				              $3,237,052



*Non-income producing investments.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Schedule of Investments
December 31, 2008

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  97.8%
Basic Materials 3.5%
Oil States Intl Inc.*					         3,000			  56,070
Stone Energy Corp*                                               3,700                    40,774
Walter Industries					           700			  12,257
					 				                 109,101
Conglomerates 2.9%
Crane                                                              600                    10,344
Teleflex						         1,600			  80,160
									                  90,504
Consumer Goods 21.6%
AO Smith						         2,450			  72,324
AptarGroup					                 2,400			  84,576
Borg Warner Automotive				                 2,200			  47,894
Carters Inc.*					                 4,600			  88,596
Chiquita Brands Intl*				                 6,100			  90,158
Church & Dwight					                 1,500		          84,180
Hanesbrands*                                                     3,100                    39,525
Tupperware					                 3,600			  81,720
									                 588,973
Financial 26.5%
Astoria Financial                                                3,500                    57,680
First Midwest Bancorp				                 3,700			  73,889
First Niagara Financial Group Inc                                6,400                   103,488
Glacier                                                          3,400                    64,668
IPC Holdings					                 3,600			 107,640
National Penn Bancshares*				         6,500			  94,315
Prosperity Bancshares				                 2,700			  79,893
Senior Housing Properties Trust			                 1,900			  34,048
Sterling Bankshares Inc.				         4,900			  29,792
Tanger Factory Outlet Centers                                    1,700                    63,954
Trustmark Corp.					                 4,800			 103,632
Washington Federal                                                 900                    13,464
									                 826,463
Healthcare 5.2%
Chattem*						          1,200			  85,836
West Pharmaceutical Services				          2,000			  75,540
									                 161,376
Industrial Goods 9.9%
Barnes Group                  				          6,100			  88,450
Gardner Denver Inc*                                               2,400                   56,016
Lincoln Electric Holdings Inc                                     1,000                   50,930
Nordson Corp					                    800			  25,832
RPM						                  5,600			  74,424
Timken                                                              600                   11,778
								                         307,430
Services 16.5%
BJs Wholesale*					                 2,400			  82,224
Bristow Group*                                                   1,200                    32,148
Dicks Sporting Goods*				                 6,000			  84,660
Jack in the Box*                                                 2,000                    44,180
Maximus Inc                                                      1,900                    66,709
Owens & Minor					                 2,000			  75,300
Trinity Industries                                                 600                     9,456
Wabtec						                 1,800			  71,550
Watson Wyatt Worldwide Inc                                       1,000                    47,820
									                 514,047
Technology 2.9%
Brocade Communications*             			         4,400			  12,452
Mettler-Toledo Intl*					           600			  40,440
Netgear Inc*					                 3,300			  37,653
									                  90,545
Utilities 9.3%
Cleco Corporation			                    	 3,600			  82,188
Piedmont Natural Gas				                 3,500			 110,845
Portland Gen Elect Co				                   800			  15,576
Westar Energy Inc.					         4,000			  82,040
									                 290,649
Exchange Traded Funds 2.2%
iShares Russell 2000 Index                                       1,400                    68,838
                                                                                          68,838

Total Common Stocks (Cost $2,937,784)		           		               3,047,926

SHORT-TERM INVESTMENTS  2.6%
Federated Prime Value Obligations Fund #853 (2.06%)             82,000        		  82,000
Total Short-Term Investments (Cost $82,000)		             			  82,000

TOTAL MARKET VALUE OF SECURITIES OWNED  100.4% (COST $3,019,784)                       3,129,926

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (0.4)%		                        (11,250)

NET ASSETS APPLICABLE TO 289,789 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%		           				              $3,118,676


*Non-income producing investments.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Assets and Liabilities
December 31, 2008

                              Tax-Free Fund              Tax-Free Fund             Large-Cap              Small-Cap
                               for Montana              for North Dakota           Value Fund            Value Fund
ASSETS:
Investments in securities:
Cost			          $11,167,713                     $5,405,924 	     $3,553,015	       $3,019,784
Value			           10,398,937                      5,007,235          3,318,759	        3,129,926
Cash				       14,235	                       5,103              6,601	            7,765
Receivable for fund shares sold	       97,350	                           0                  0                 0
Prepaid assets			        2,246 	                         841 	          1,203             1,061
Security Sales Receivable		    0	                           0            288,424	                0
Interest & dividends receivable	      132,021                         69,364 	          9,508             5,950
Other receivables	                    0		                 116  	             33	               27
Total assets			   10,644,789                      5,082,659          3,624,528	        3,144,729

LIABILITIES:
Security purchases payable                  0	                           0            295,807	                0
Payable for shares redeemed                 0                              0                  0                 0
Distributions payable                  44,057                         21,016             84,399	           18,088
Other accounts payable and
   accrued expenses	               15,214                          7,325              7,270              7,965
Total liabilities                      59,271	                      28,341            387,476             26,053

NET ASSETS                         10,585,518                      5,054,318           3,237,052         3,118,676

COMPONENTS OF NET ASSETS AT December 31, 2008
Capital shares, $0.001 par value,
  unlimited shares authorized      11,573,836                       5,578,869          4,596,860         3,825,643
Net unrealized appreciation (depreciation) (768,776)	             (398,689)	       (234,256)	   110,142
Accumulated net realized gain
  (loss) on investments		    (219,542)	                     (125,862)       (1,125,552)	 (817,109)
Undistributed net investment income (loss)  0                               0                  0                 0
NET ASSETS		          $10,585,518                       $5,054,318        $3,237,052        $3,118,676
NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets, at value	          $10,585,518	                    $5,054,318	      $3,237,052        $3,118,676
Shares outstanding		    1,160,502	                       548,258           422,499	   289,789
Net asset value per share               $9.12                            $9.22	           $7.66            $10.76
Maximum offering price per share
  (net asset value per share divided
  by 96.25%, 96.25%, 94.75% and
  94.75%, respectively)                 $9.48 	                        $9.58	           $8.08	    $11.36

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Operations
For the year ended December 31, 2008

                               Tax-Free Fund              Tax-Free Fund              Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                         $500,615                   $262,211                 $      0              $     0
Dividends                           6,293                      1,856                  139,489               75,288
                               -------------------------------------------------------------------------------------
Total investment income           506,908                    264,067                  139,489               75,228
                               -------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees           52,090                     26,753                   32,136               38,133
Administrative fees                10,413                      5,351                    4,591                3,792
Distribution fees                  26,019                     13,377                   11,477               9,512
Transfer agent fees                 3,269                      1,688                    5,971                6,685
Accounting fees                     5,249                      2,668                    2,295                1,907
Professional fees                   9,025                      9,028                    8,612                8,613
Insurance                           2,482                      1,372                    1,203                  964
Trustee fees                          991                        991                      990                  990
Registration fees                   1,091                        126                    1,181                1,128
Custodian fees                      3,450                      3,450                    3,450                3,450

                               -------------------------------------------------------------------------------------
 Total expenses                   114,079                     64,804                   71,906               75,174
                               -------------------------------------------------------------------------------------
Less expenses waived or
  reimbursed                      (25,855)                   (19,442)                 (16,816)             (17,974)
                               ------------------------------------------------------------------------------------
Net expenses                       88,224                     45,362                   55,090               57,200
                               -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)      418,684                    218,705                   84,399               18,088
                               -------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments                  (72,824)                    (44,995)                (1,125,552)         (817,109)
Net change in unrealized
  appreciation (depreciation)
  of investments                 (856,868)                   (429,956)                (1,189,305)         (350,276)
                               -------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS     (929,692)                   (474,951)               (2,314,857)        (1,167,385)
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS              $(511,008)                   $(256,246)              $(2,230,458)       $(1,149,297)
                               -------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2008

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)       $418,684                   $218,705                $84,399                $18,088
Net realized gain (loss)
   on investments                  (72,824)                   (44,995)             (1,125,552)              (817,109)
Net change in unrealized
   appreciation (depreciation)
   of investments                 (856,868)                   (429,956)             (1,189,305)             (350,276)
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                 (511,008)                  (256,246)              (2,230,458)           (1,149,297)
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (418,684)                  (218,705)               (84,399)               (18,088)
Net realized gains                       0                          0                       0                      0
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (418,684)                  (218,705)              (84,399)                (18,088)
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        2,490,950                    658,839                681,669                669,000
Proceeds from reinvestment
  of distributions                 305,835                    159,937                510,952                242,191
Cost of shares repurchased      (1,180,766)                  (941,248)              (480,631)              (443,604)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                  1,616,019                  (122,472)               711,990                  467,587
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS             $686,327                    $(597,423)            $(1,602,867)             $(699,798)
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $9,899,191                  $5,651,741             $4,839,919              $3,818,474
                               -------------------------------------------------------------------------------------
End of period                  $ 10,585,518                $5,054,318             $3,237,052              $3,118,676
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2007

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $402,239                   $228,446                $99,426               $6,208
Net realized gain (loss)
   on investments                  (1,794)                     2,058                417,137               238,500
Net change in unrealized
   appreciation (depreciation)
   of investments                  (89,182)                   (67,991)                1,708              (179,410)
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                  311,263                    162,513                518,271                65,298
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (402,239)                  (228,446)               (99,426)               (6,208)
Net realized gains                       0                          0               (417,137)             (238,500)
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (402,239)                  (228,446)               (516,563)             (244,708)
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        1,176,641                    628,427                 837,540                876,705
Proceeds from reinvestment
  of distributions                 302,091                    150,189                 117,676               188,207
Cost of shares repurchased      (2,572,605)                  (936,769)               (402,544)             (309,788)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                 (1,093,873)                 (158,153)                  552,672               755,124
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS             (1,184,849)                 $(224,086)                $554,380              $575,714
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $11,084,040                 $5,875,827              $4,285,539            $3,242,760
                               -------------------------------------------------------------------------------------
End of period                  $9,899,191                  $5,651,741             $ 4,839,919            $3,818,474
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for Montana

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   For the Period
                                           01/01/08-    01/01/07-    01/01/06-    01/01/05-    01/01/04-
                                           12/31/08     12/31/07     12/31/06     12/31/05     12/31/04
                                           -------------------------------------------------------------
Net asset value, beginning of period         $9.96       $10.06       $10.04       $10.22        $10.20
                                           -------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.39        0.39         0.39         0.38          0.38
Net realized and unrealized gain
   (loss) on investments                     (0.84)      (0.10)        0.02         (0.18)        0.02
                                           -------------------------------------------------------------
Total from investment operations             ( 0.45)      0.29         0.41          0.20         0.40
                                           -------------------------------------------------------------
Less distributions from:
Net investment income                        (0.39)      (0.39)        (0.39)       (0.38)        (0.38)
Net realized gains                            0.00        0.00          0.00         0.00          0.00
                                           --------------------------------------------------------------
Total distributions                          (0.39)      (0.39)        (0.39)       (0.38)       (0.38)
                                           --------------------------------------------------------------
Net asset value, end of period               $9.12       $9.96        $10.06       $10.04       $10.22
                                           --------------------------------------------------------------
Total return1                                (4.66)%     2.96%         4.15%        1.96%        4.05%
                                           --------------------------------------------------------------


Ratios/supplemental data:
Net assets, end of period (000s)            $10,586     $9,899       $11,084      $12,408       $12,206
Ratio of net expenses to average net assets  0.85%2     0.76%2        0.63%2       0.55%2        0.41%2
Ratio of net investment income to
   average net assets                         4.03%       3.91%         3.87%        3.71%        3.78%
Portfolio turnover rate                      14.34%      26.57%        24.39%       24.59%       26.55%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Funds total operating expenses during this period will not exceed 0.85% of its average net
assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling
$25,855, $35,778, $53,771, $65,270, and $80,645.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.10%, 1.11%, 1.08%, 1.06%, and 1.06% respectively.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for North Dakota

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     For the Period
                                            01/01/08-    01/01/07-     01/01/06-     01/01/05-    01/01/04-
                                            12/31/08     12/31/07      12/31/06     12/31/05     12/31/04
                                            ---------------------------------------------------------------
Net asset value, beginning of period        $10.10        $10.22       $10.14        $10.29        $10.29
                                            ---------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                        0.40           0.40           0.39          0.38          0.38
Net realized and unrealized gain
   (loss) on investments                    (0.88)         (0.12)         0.08          (0.15)         0.00
                                            ---------------------------------------------------------------
Total from investment operations            (0.48)          0.28          0.47           0.23          0.38
                                            ---------------------------------------------------------------
Less distributions from:
Net investment income                       (0.40)          (0.40)       (0.39)         (0.38)       (0.38)
Net realized gains                           0.00            0.00         0.00           0.00         0.00
                                            ---------------------------------------------------------------
Total distributions                          (0.40)        (0.40)        (0.39)         (0.38)       (0.38)
                                            ---------------------------------------------------------------
Net asset value, end of period               $9.22         $10.10        $10.22         $10.14       $10.29
                                            ---------------------------------------------------------------
Total return1                                (4.89)%         2.77%         4.77%         2.24%       3.76%

Ratios/supplemental data:
Net assets, end of period (000s)           $5,054         $5,652        $5,876        $6,541       $6,086
Ratio of net expenses to average net assets 0.85%2         0.77%2        0.62%2        0.52%2       0.44%2
Ratio of net investment income to
   average net assets                        4.10%          3.92%         3.86%         3.70%        3.68%
Portfolio turnover rate                     30.91%         28.12%        35.84%         17.61%      22.36%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Funds total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $19,442, $25,374, $34,667, $41,214, and $40,375. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.21%, 1.20%, 1.18%,
 1.16%, and 1.18% respectively.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Large-Cap Value Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     For the Period
                                            01/01/08-    01/01/07-     01/01/06-     01/01/05-    01/01/04-
                                            12/31/08     12/31/07      12/31/06      12/31/05     12/31/04
                                            ---------------------------------------------------------------
Net asset value, beginning of period        $13.19        $13.09        $11.64         $10.88       $10.06
                                            ---------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                        0.20          0.27          0.14           0.08         0.05
Net realized and unrealized gain
   (loss) on investments                    (5.53)         1.24          1.67           0.76         0.82
                                            ---------------------------------------------------------------
Total from investment operations            (5.33)         1.51          1.81           0.84         0.87
                                            ---------------------------------------------------------------
Less distributions from:
Net investment income                       (0.20)        (0.27)        (0.14)         (0.08)       (0.05)
Net realized gains                               0        (1.14)        (0.22)          0.00         0.00
                                            ---------------------------------------------------------------
Total distributions                         (0.20)        (1.41)        (0.36)         (0.08)       (0.05)
                                            ---------------------------------------------------------------

Net asset value, end of period              $7.66        $13.19        $13.09        $11.64        $10.88
                                            ---------------------------------------------------------------
Total return1                               (40.41)%     11.52%        15.58%         7.76%          8.63%

Ratios/supplemental data:
Net assets, end of period (000s)              $3,237        $4,840        $4,286        $3,636       $3,088
Ratio of net expenses to average net assets   1.20%2        1.35%2        1.35%2        1.34%2       1.34%2
Ratio of net investment income to
   average net assets                          1.84%         2.01%         1.18%         0.81%        0.47%
Portfolio turnover rate                       61.86%        35.23%        22.53%        37.51%       25.70%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Funds total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis.
The contractual agreement was amended on December 5, 2007 so that the Funds total operating expenses during this period will not exceed 1.20% of average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $16,816, $17,059, $17,512, $15,575, and $14,372. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.56%, 1.70%, 1.78%, 1.82%, and 1.84% respectively.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Small-Cap Value Fund

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                    For the Period
                                            01/01/08-     01/01/07-     01/01/06-    01/01/05-    01/01/04-
                                            12/31/08      12/30/07      12/31/06     12/31/05     12/31/04
                                            ---------------------------------------------------------------
Net asset value, beginning of period         $14.85        $15.43        $14.32        $14.40       $12.43
                                            ---------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                  0.06          0.02          0.01         (0.03)       (0.06)
Net realized and unrealized gain
 (loss) on investments                       (4.09)         0.35          2.00          0.63         2.28
                                             --------------------------------------------------------------
Total from investment operations             (4.03)         0.37          2.01          0.60         2.22
                                             --------------------------------------------------------------
Less distributions from:
Net investment income                         (0.06)        (0.02)        (0.01)        0.00         0.00
Net realized gains                             0.00         (0.93)        (0.89)       (0.68)       (0.25)
                                             --------------------------------------------------------------
Total distributions                           (0.06)        (0.95)        (0.90)       (0.68)       (0.25)
                                             --------------------------------------------------------------
Net asset value, end of period               $10.76         $14.85        $15.43       $14.32       $14.40
                                             --------------------------------------------------------------

Total return1                                (27.12)%        2.41%         14.02%        4.18%       17.86%

Ratios/supplemental data:
Net assets, end of period (000s)             $3,119        $3,818        $3,243       $2,509         $1,715
Ratio of net expenses to average net assets  1.50%2        1.65%2        1.65%2       1.65%2         1.65%2
Ratio of net investment income to average
 net assets                                   0.47%        0.16%          0.08%      (0.21)%        (0.46)%
Portfolio turnover rate                      71.46%        46.19%        36.96%       21.93%         15.39%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has
contractually agreed to waive	its fees or reimburse the Fund for
its expenses through August 1, 2009 so that the Funds total operating expenses during this period will not exceed 1.65% of its average net assets on an annual basis. The contractual agreement was amended on
December 5, 2007 so that the Funds total operating expenses during this period will not exceed 1.50% of average net assets on an annual basis For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $17,974 $18,509, $17,847,
$15,661, and $14,316.  If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assetswould have been  1.96%, 2.15%, 2.23%, 2.39%, and
2.63% respectively.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Notes to Financial Statements
December 31, 2008

1.  ORGANIZATION
Viking Mutual Funds (the Company) is registered under the Investment Company
Act of 1940 as a non-diversified, open-end management investment company, consisting of four series (the Funds).

The Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota
(each a Tax-Free Fund), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital. The Viking Large-Cap Value Fund
(Large-Cap) and Viking Small-Cap Value Fund (Small-Cap), each a diversified Fund, seek long-term total return and capital preservation.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States of America and are consistently followed by the Funds.

Security Valuation Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Securities for which market quotations are not readily available (which will constitute a majority of the securities held by the Tax-Free Funds) are valued using a matrix system at fair value as determined by management in accordance with procedures established by the Board of Trustees. The matrix system gives consideration to the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity, rating, and indications as to value from dealers and general market conditions.

Because the market value of municipal securities can only be established by Agreement between parties in a sales transaction, and because of uncertainty inherent in the valuation process, the fair values as determined may differ from the value that would have been used had a ready market for the securities existed.

Federal Income Taxes The Funds intend to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code, and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is recorded.

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes,
(FIN 48)). FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements.
Management has analyzed the Funds tax positions on federal income tax returns for all open tax years for the purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the Funds financial statements as Other Expense.
Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Premiums and discounts on municipal securities are amortized to interest income using the constant yield method over the estimated lives of the respective securities. The
Tax-Free Funds declare dividends from net investment income daily and pay such dividends monthly. The Large-Cap Fund and the Small-Cap Fund will declare and pay dividends from net investment income at least annually.
Capital gains, if any, are distributed annually. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Use of Estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reportin period. Actual results could differ from those estimates.

3.  DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended
December 31, 2008 and year ended December 31, 2007 were as follows:

                            Tax-Free Fund for       Tax-Free Fund for       Large-Cap           Small-Cap
                                 Montana              North Dakota          Value Fund          Value Fund
                            -----------------------------------------------------------------------------------
                            2008           2007       2008       2007      2008      2007       2008      2007
                            -----------------------------------------------------------------------------------
Distributions paid from:
    Tax-exempt income       $418,684   $402,239   $218,705   $228,446        $0        $0          $0         $0
    Ordinary income               $0         $0         $0         $0   $84,399   $136,817    $18,088     $6,208
    Long-term capital gain        $0         $0         $0         $0        $0   $379,746         $0   $238,500


4. CAPITAL STOCK
Transactions in capital shares were as follows:

                                       Tax-Free Fund       Tax-Free Fund        Large-Cap          Small-Cap
                                        for Montana       for North Dakota      Value Fund         Value Fund
                                      --------------------------------------------------------------------------
                                      For the Period       For the Period      For the Period     For the Period
                                       from 01/01/08        from 01/01/08       from 01/01/08      from 01/01/08
                                    through 12/31/08     through 12/31/08    through 12/31/08   through 12/31/08
                                    ----------------------------------------------------------------------------
Shares sold                                257,609              67,322           59,650               49,049
Shares issued in reinvestment
 of distributions                           31,476              16,264           38,738               16,309
Shares redeemed                           (122,496)            (95,134)         (42,804)             (32,787)
                                    ----------------------------------------------------------------------------
Net Increase (Decrease)                    166,589             (11,548)          55,584               32,571
                                    ----------------------------------------------------------------------------

<CAPTION
5.  INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have retained Viking Fund Management, LLC (VFM) to provide the Funds with investment advice and portfolio management.
As compensation for the advisory services furnished to the Funds, the Funds pay VFM monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets, 0.70%
to the Large-Cap Funds daily net assets and 1.00% to the Small-Cap Funds daily net assets.  The Tax-Free Fund for Montana recognized $52,090 of investment advisory fees for the year ended December 31, 2008.  On
December 31, 2008, the Tax-Free Fund for Montana had a payable to VFM for investment advisory fees of $4,755.  The Tax-Free Fund for North Dakota recognized $26,753 of investment advisory fees after a partial waiver for the year ended December 31, 2008.  On December 31, 2008, the Tax-Free
Fund for North Dakota had a payable to VFM for investment advisory fees of $2,301.  The Large-Cap Fund recognized $32,108 of investment advisory fees after a partial waiver for the year ended December 31, 2008.  On December 31,
2008, the Large-Cap Fund had a payable to VFM for investment advisory fees of
$2,022. The Small-Cap Fund recognized $38,007 of investment advisory fees after a partial waiver for the year ended December 31, 2008.  On December 31, 2008, the
Small-Cap Fund had a payable to VFM for investment advisory fees of $2,635.
Under a sub-advisory agreement between Fox Asset Management, LLC
(the sub-adviser) and VFM, the sub-adviser provides the Large-Cap Fund and the Small-Cap Fund with investment advice andportfolio management subject to the overall supervision of VFM.  As compensation for its services provided to the
Large-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Large-Cap Funds daily net assets of up to $25 million and 0.35% to the Large-Cap Funds daily net assets in excess of $25 million.

As compensation for its services provided to the Small-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Small-Cap Funds daily net assets up to $5 million, 0.45% from $5 million to $15 million, 0.50% from $15 million to $25 million, 0.55% from $25 million to $35 million and 0.60% in excess of $35 million.

The Funds have also entered into an agreement with VFM to provide administrative services, portfolio accounting and
transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses.  For the year ended December 31, 2008 the Tax-Free Fund for North Dakota recognized $5 transfer-agent services and the Large-Cap Fund recognized $11 for accounting services.  After fee waivers, no other fees for administrative services, portfolio accounting and transfer agent services were recognized by the Funds.

The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution and service fees of up to
0.25% of average daily net assets per year to Viking Fund Distributors, LLC (VFD) for distributing each Funds shares and for servicing shareholder accounts.  On For the year ended December 31, 2008 the Tax-Free Fund for Montana recognized $19,113, the
Tax-Free Fund for North Dakota recognized $3,637, Large-Cap Fund recognized $7,535 and Small-Cap Fund recognized $4,086 of 12b-1 fees each after a partial waiver.  On
December 31, 2008, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota,
and Large-Cap Fund had payables to VFD for 12b-1 fees of $1,772, $255, and $139 respectively.

For the year ending December 31, 2008 , the net amounts of sales charges deducted from the proceeds of sale of capital shares which were retained by VFD as principal underwriter were $17,434, $764, $1,687 and $1,578 for the Tax-Free Fund for Montana,
Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund, respectively.
On December 31, 2008 the Tax-Free Fund for Montana, Large-Cap Fund and Small-Cap Fund
had payables to VFD for underwriting fees of $3,844, $116, and $144, respectively.

VFM has contractually agreed to waive its fees or reimburse the Funds for their expenses through August 1, 2009 so that the Tax-Free Funds total operating expenses during this period will not exceed 0.85% of average net assets on an annual basis, the Large-Cap Funds total operating expenses during this period will not exceed
1.35% of average net assets on an annual basis and the Small-Cap Funds total operating expenses during this period will not exceed 1.65% of average net assets on an annual basis.  The contractual agreement was amended on December 5, 2007 so that the Large-Cap
Funds total operating expenses during this period will not exceed 1.20% of average net assets on an annual basis and the Small-Cap Funds total operating expenses during this period will not exceed 1.50% of average net assets on an annual basis. An officer and trustee of the Funds is also an officer and governor of VFM and VFD.


6.  INCOME TAXES
No provision has been made for income taxes because each Funds policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.  At December 31, 2008, the Funds most recently completed year end, Tax-Free Fund for Montana and Tax-Free Fund for North
Dakota had capital losses of $219,541 and $125,862 respectively, which may be carried over to offset future capital gains.  Such losses start to expire in 2009.  The Large-Cap
Fund and Small-Cap Fund had capital losses of $1,125,552 and $786,503 respectively, which may be carried over to offset future capital gains.  Such losses start to expire in
2016.

At December 31, 2008, the net unrealized appreciation based on the cost of investments for federal income tax purposes was as follows:

                                  Tax-Free Fund             Tax-Free Fund             Large-Cap             Small-Cap
                                   for Montana            for North Dakota            Value Fund            Value Fund
                                  ------------------------------------------------------------------------------------
Investments at cost                 $11,167,713               $5,405,924               $3,553,015          $3,019,784
                                  ------------------------------------------------------------------------------------
Unrealized appreciation                106,641                  21,241                  260,047              376,044
Unrealized depreciation               (875,417)                (419,930)               (494,303)             (265,902)
                                  ------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                     $(768,776)               $(398,689)              $(234,256)            $110,142
                                  ------------------------------------------------------------------------------------

7.  INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2008 were as follows:

                                 Tax-Free Fund              Tax-Free Fund            Large-Cap             Small-Cap
                                  for Montana              for North Dakota          Value Fund           Value Fund
                                 ------------------------------------------------------------------------------------
Purchases                         $2,771,905                  $1,625,139            $3,155,949            $2,995,105
Sales                             $1,450,951                  $2,071,855            $2,661,162            $2,548,096

8.  CREDIT AND MARKET RISK
The Tax-Free Funds concentrate their investments in securities mainly issued by each specific states municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Investments.


9. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board
(FASB) issued Statement of Financial Accounting Standards
(SFAS) No. 157, Fair Value Measurements.This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. In accordance with the provisions of SFAS No. 157, the Funds adopted this standard effective January 1, 2008. The implementation of the standard did not impact the amounts reported in the financial statements, however, the additional disclosure isrequired about the inputs used to develop the measurements of fair value.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:
* Level 1 - quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value the Funds net assets as of December 31, 2008:

							Investments in Securities

                                  Tax-Free Fund             Tax-Free Fund             Large-Cap             Small-Cap
    Valuation Inputs               for Montana            for North Dakota            Value Fund            Value Fund
    ------------------           -------------------------------------------------------------------------------------
Level 1 Quoted Prices                 $270,000                  $160,000               $3,318,759           $3,129,926
Level 2 Other Significant
	Observable Inputs           10,128,937                 4,847,235                        -                     -
Level 3 Significant
	Unobservable Inputs                  -                        -                        -                     -
                                  ------------------------------------------------------------------------------------
Total                              $10,398,937                $5,007,235               $3,318,759           $3,129,926


In March of 2008, FASB issued Statement of Financial Acounting Standards No. 161, Disclosures about Derivative Instruements and Hedging Actvities
(SFAS 161). SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect of derivatives have on financial performance. SFAS 161 is effective for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.

VIKING MUTUAL FUNDS
Miscellaneous Information (Unaudited)
December 31, 2008

Your Funds Expenses


As a Fund shareholder, you can incur two types of costs:

* Transaction costs, including sales charges (loads) on Fund purchases; and

* Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Viking Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table is based on an investment of $1,000 at the beginning of the period and held for the six months indicated.

                                                                                             <C
Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled
Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison with Other Funds

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads).
Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher

                                          Beginning Account     Ending Account     Expenses Paid During
                                           Value 07/01/08       Value 12/31/08   Period1 07/01/08-12/31/08
Viking Tax-Free Fund for Montana
Actual                                        $1,000.00           $  958.22              $4.18
Hypothetical (5% return before expenses)      $1,000.00           $1,020.86              $4.32

Viking Tax-Free Fund for North Dakota
Actual                                        $1,000.00           $  952.29              $4.17
Hypothetical (5% return before expenses)      $1,000.00           $1,020.86              $4.32

Viking Large-Cap Value Fund
Actual                                        $1,000.00           $  689.97              $5.10
Hypothetical (5% return before expenses)      $1,000.00           $1,019.10              $6.09

Viking Small-Cap Value Fund
Actual                                        $1,000.00           $  773.46              $6.69
Hypothetical (5% return before expenses)      $1,000.00           $1,017.60              $7.61

                                                                                             <C
1Expenses are equal to the annualized expense ratio for each Fund
(Viking Tax-Free Fund for Montana: 0.85%; Viking Tax-Free Fund for
North Dakota: 0.85%; Viking Large-Cap Value Fund: 1.20%; and Viking
Small-Cap Value Fund: 1.50%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.
Proxy Voting on Fund Portfolio Securities
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds portfolios is available, without charge and upon request, by calling 1-800-933-8413.  A report on Form N-PX
of how the Funds voted any such proxies during the most recent
12-month period ended June 30 is available, without charge, and upon request, by calling 1-800-933-8413 and on the SECs website at http://www.sec.gov.

Quarterly Portfolio Schedule
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds Forms N-Q are available on the SECs website at http://www.sec.gov. The Funds Form N-Q may be reviewed and copied at the SECs Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM







To the Shareholders and Board of Trustees of Viking Mutual Funds


We have audited the accompanying statements of assets and liabilitiesof Viking Mutual Funds (the trust), including the schedules of investments, as of December 31, 2008, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above presentfairly, in all material respects, the financial position of the Viking Mutual Funds as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




BRADY, MARTZ & ASSOCIATES, P.C.
Bismarck, North Dakota, USA
February 20, 2009


VIKING MUTUAL FUNDS
Trustee Information (Unaudited)
December 31, 2008

NAME AND                                                                      PRINCIPAL OCCUPATION(S)
ADDRESS                         AGE            POSITION(S) HELD               DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Shannon D. Radke                42             Trustee                        President, Viking Fund Management, LLC
116 1st St SW Suite C                          President                      (1998- pres.); President, Viking Fund
Minot, ND 58701                                Treasurer                      Distributors, LLC (1999-pres.); Trustee,
                                                                              President and Treasurer, Viking Mutual
                                                                              Funds (1999-pres.).

Mike Timm                       71             Trustee                        Retired; Trustee, Viking Mutual Funds
116 1st St SW Suite C                                                         (1999-pres.); President and General
Minot, ND 58701                                                               Manager, Timm Moving and Storage (1959-
                                                                              2000); State Representative, North Dakota
                                                                              House of Representatives (1973-2006);
                                                                              Speaker of the North Dakota House of
                                                                              Representatives (1997).

Peter C. Zimmerman              42             Trustee                        General Manager, Holiday Inn Riverside
116 1st St SW Suite C                                                         (1995-pres.); Trustee, Viking Mutual
Minot, ND 58701                                                               Funds (2004-pres.)

The SAI has additional information about the Trustees and is available at (800) 933-8413 without charge upon request.

VIKING MUTUAL FUNDS
116 1st St SW Suite C
Minot, ND 58701

BOARD OF TRUSTEES
Shannon D. Radke
Mike Timm
Peter C. Zimmerman

INVESTMENT MANAGER
Viking Fund Management, LLC
116 1st St SW Suite C
Minot, ND 58701

SUB-ADVISOR
(For Viking Large-Cap Value Fund)
(For Viking Small-Cap Value Fund)
Fox Asset Management, LLC
331 Newman Springs Road Suite 122
Red Bank, NJ 07701

DISTRIBUTOR
Viking Fund Distributors, LLC
116 1st St SW Suite C
Minot, ND 58701

CUSTODIAN
First Western Bank & Trust
900 South Broadway
Minot, ND 58701

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
201 East Broadway, Suite 200
Bismarck, ND 58501

Shareholder Services
1-800-933-8413

When used with prospective investors, this report must be preceded by a current Viking Mutual Funds prospectus. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each of the Funds. You should read the prospectus carefully before you invest.
To obtain a prospectus, contact your investment professional or Viking Mutual Funds.

ITEM 2. CODE OF ETHICS.

Viking Mutual Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the President and Treasurer. A copy of this code of ethics is filed as an exhibit to this Form N-CSR, and is available without charge, upon request by calling (800)933-8413.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of Viking Mutual Funds has determined that it does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, the Board of Trustees determined that, although none of its members meet the technical definition of an audit committee financial expert, the Audit Committee members have sufficient financial expertise to address any issues that are likely to come before the Committee, including the evaluation of the Companys financial statements, supervision of the Companys preparation of its financial statements, and oversight of the work of the Companys independent auditors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

     The aggregate fees billed by registrants independent public accountants, Brady Martz & Associates(BMA) for each of the last two fiscal years for professional services rendered in connection with the audit of registrants annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $20,900 for the year ended December 31, 2008, and $20,020 for the year ended December 31, 2007.

     (b)  Audit-Related Fees

Not Applicable

     (c)  Tax Fees

     The aggregate tax fees BMA billed to registrant for each of the last two fiscal years for tax compliance, tax advice, and tax planning services were $2,360 for the year ended December 31, 2008, and $2,300 for the year ended December 31, 2007. The aggregate tax fees BMA billed to registrants investment adviser and any entity controlling, controlled by, or under common control with registrants investment adviser for tax compliance, tax advice, and tax planning services were $1,200 for the year ended December 31, 2008, and $900 for the year ended December 31, 2007.

     (d)  All Other Fees

Not Applicable

     (e)  (1)  Not Applicable
          (2) 100% of the applicable services for the registrant described in paragraph (c) of this item were approved by the audit committee.

     (f)  Not Applicable

     (g) The aggregate non-audit fees billed by BMA to registrant and to registrants investment adviser and any entity controlling, controlled by, or under common control with registrants investment adviser for the fiscal years ending December 31, 2008, and December 31, 2007, were $4,760 and $4,575.

     (h) The registrants audit committee considered and determined that the provision of nonaudit services that were rendered to the registrants investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not preapproved pursuant to paragraph (c)(7)(ii) of rule 2-01 of regulation S X were not incompatible with maintaining the principal accountants independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of report to shareholders under Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  Disclosure Controls and Procedures. The Principal Executive and
Financial Officers concluded that the Registrants Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Controls. There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) of the registrant that occurred during the second half of its fiscal year that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

ITEM 12 EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and Attached as an exhibit.

(a)(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached as an exhibit.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley
       Act of 2002.


                                   SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             VIKING MUTUAL FUNDS
Date:     March 6, 2009

                                             /s/Shannon D. Radke
                                             --------------------------------
                                             Shannon D. Radke
                                             President


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:     March 6, 2009

                                             /s/ Shannon D. Radke
                                             --------------------------------
                                             Shannon D. Radke
                                             President


Date:     March 6, 2009

                                             /s/ Shannon D. Radke
                                             --------------------------------
                                             Shannon D. Radke
                                             Treasurer